Schedule of Subject to Possible Redemption (Details) - Alpha Time Acquisition Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds				$ 69,000,000
Proceeds allocated to Public Rights				(100)
Plus: Accretion of carrying value to redemption value	$ 54,979	$ 165,000	550,000	8,427,382
Redemption of public shares		(23,302,146)	(62,154,467)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)	301,371	787,168	3,332,552	3,130,199
Ordinary shares subject to possible redemption	15,240,284	$ 74,062,199	74,062,199
Ordinary shares subject to possible redemption	15,596,634		15,240,284	74,062,199
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds				69,000,000
Proceeds allocated to Public Rights				(621,000)
Proceeds allocated to Public Warrants				(1,104,000)
Allocation of offering costs related to redeemable shares				(4,770,382)
Plus: Accretion of carrying value to redemption value				7,737,382
Redemption of public shares			(62,154,467)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)	356,350		3,332,552	3,820,199
Ordinary shares subject to possible redemption	15,240,284			$ 74,062,199
Ordinary shares subject to possible redemption	$ 15,596,634		$ 15,240,284